Reportable Segments (Equity in earnings of unconsolidated affiliates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Equity in earnings of unconsolidated affiliates	$ 236	$ 212	$ 117
Investment In ETP [Member]
Segment Reporting Information [Line Items]
Equity in earnings of unconsolidated affiliates	172	142	26
Investment In Regency [Member]
Segment Reporting Information [Line Items]
Equity in earnings of unconsolidated affiliates	135	105	120
Adjustments and Eliminations [Member]
Segment Reporting Information [Line Items]
Equity in earnings of unconsolidated affiliates	$ (71)	$ (35)	$ (29)